UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Carl Domino, Inc.
Address:  251 Royal Palm Way, Suite 601
          Palm Beach, FL 33480


Form 13F File Number:  028-12146

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Dixon
Title:    Chief Compliance Officer/ Chief Operating Officer
Phone:    (561) 833-2882

Signature, Place, and Date of Signing:

     /s/ Michael J. Dixon            Palm Beach, FL            November 14, 2011
     --------------------            --------------            -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          149
                                         -----------

Form 13F Information Table Value Total:  $   124,509
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                   COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------      ------------  --------- ---------- --------------------- ---------- -------- --------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                VALUE     SHRS OR    SH/  PUT/ INVESTMENT  OTHER   --------------------
       NAME OF ISSUER                 CLASS        CUSIP    (x$1000)   PRN AMT    PRN  CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-----------------------------      ------------  --------- ---------- ----------  ---  ---- ---------- -------- ------- ------ -----
3M CO COM                          Common Stock  88579Y101      1,918     26,715  SH        Sole                 26,715
ABBOTT LABORATORIES                Common Stock  002824100      1,975     38,629  SH        Sole                 38,629
ABIOMED, INC.                      Common Stock  003654100        165     15,000  SH        Sole                 15,000
ACCURAY INCORPORATED               Common Stock  004397105         49     12,262  SH        Sole                 12,262
ACXIOM CORPORATION                 Common Stock  005125109        117     11,000  SH        Sole                 11,000
AKAMAI TECHNOLOGIES COM            Common Stock  00971T101        219     11,000  SH        Sole                 11,000
ALLSCRIPTS HEALTHCARE SOLUTION     Common Stock  01988P108        214     11,900  SH        Sole                 11,900
AMERICAN EXPRESS COMPANY           Common Stock  025816109      2,462     54,825  SH        Sole                 54,825
AMGEN INC COM                      Common Stock  031162100        561     10,201  SH        Sole                 10,201
AMYLIN PHARMACEUTICALS, INC.       Common Stock  032346108        166     18,000  SH        Sole                 18,000
AMYRIS INC COM                     Common Stock  03236M101        202     10,000  SH        Sole                 10,000
ANTARES PHARMA INC                 Common Stock  036642106        128     55,000  SH        Sole                 55,000
APACHE CORP COM                    Common Stock  037411105        598      7,453  SH        Sole                  7,253          200
APPLE INC                          Common Stock  037833100        707      1,854  SH        Sole                  1,854
AT&T INC COM                       Common Stock  00206R102        864     30,296  SH        Sole                 30,196          100
AVON PRODUCTS INC COM              Common Stock  054303102      1,394     71,116  SH        Sole                 71,116
BANK OF AMERICA CORP               Common Stock  060505104        363     59,346  SH        Sole                 58,346        1,000
BAXTER INTL INC COM                Common Stock  071813109      1,836     32,705  SH        Sole                 32,705
BB&T CP                            Common Stock  054937107      1,642     76,960  SH        Sole                 76,960
BRISTOL MYERS SQUIBB COM           Common Stock  110122108      2,346     74,759  SH        Sole                 74,759
CALGON CARBON CORP                 Common Stock  129603106        400     27,425  SH        Sole                 27,425
CATERPILLAR INC DEL COM            Common Stock  149123101      2,166     29,335  SH        Sole                 29,335
CHARDAN SOUTH CHINA ACQUISITIO     Common Stock  G04136100         11     36,889  SH        Sole                 36,889
CHEVRON CORP                       Common Stock  166764100      2,607     28,157  SH        Sole                 28,157
CHIMERA INVESTMENT CORPORATION     Common Stock  16934Q109        154     55,450  SH        Sole                 55,450
CHINA MOBILE LIMITED               Common Stock  16941M109        502     10,300  SH        Sole                 10,300
CISCO SYS INC COM                  Common Stock  17275R102        406     26,181  SH        Sole                 26,081          100
CLEAR CHANNEL OUTDOOR CL A         Common Stock  18451C109        274     29,300  SH        Sole                 29,300
CODEXIS INC COM                    Common Stock  192005106         53     11,599  SH        Sole                 11,599
COLGATE PALMOLIVE CO               Common Stock  194162103      1,968     22,195  SH        Sole                 22,195
COMPUTER SCIENCES CP               Common Stock  205363104      1,390     51,782  SH        Sole                 51,782
CONOCOPHILLIPS COM                 Common Stock  20825C104      2,465     38,930  SH        Sole                 38,930
CORRECTIONS CORP OF AMERICA        Common Stock  22025Y407        475     20,937  SH        Sole                 20,937
CREE INC COM                       Common Stock  225447101        247      9,525  SH        Sole                  9,050          475
CTC MEDIA, INC                     Common Stock  12642x106        236     26,498  SH        Sole                 26,498
D R HORTON INC COM                 Common Stock  23331A109        190     21,000  SH        Sole                 21,000
DEERE & CO COM                     Common Stock  244199105      1,679     25,997  SH        Sole                 25,997
DOW CHEMICAL CO COM                Common Stock  260543103      1,678     74,731  SH        Sole                 74,731
DU PONT E I DE NEMOURS COM         Common Stock  263534109      2,426     60,687  SH        Sole                 60,687
DUKE ENERGY CORP COM               Common Stock  26441C105        328     16,400  SH        Sole                 16,100          300
E M C CORP MASS COM                Common Stock  268648102        629     29,990  SH        Sole                 29,990
E*TRADE FINANCIAL CORPORATION      Common Stock  269246401         91     10,000  SH        Sole                 10,000
EMERSON ELEC CO COM                Common Stock  291011104      1,654     40,040  SH        Sole                 40,040
ENERGY CONVERSION DEVICES, INC     Common Stock  292659109         17     31,650  SH        Sole                 31,650
EXXON MOBIL CORP COM               Common Stock  30231G102      1,047     14,417  SH        Sole                 14,217          200
F5 NETWORKS INC                    Common Stock  315616102        213      3,000  SH        Sole                  3,000
FORD MTR CO DEL COM PAR $0.01      Common Stock  345370860        405     41,895  SH        Sole                 41,895
FTI CONSULTING INC COM             Common Stock  302941109        381     10,340  SH        Sole                 10,340
GANNETT INC COM                    Common Stock  364730101        143     15,000  SH        Sole                 15,000
GARMIN LTD.                        Common Stock  H2906T109      1,353     42,591  SH        Sole                 42,591
GENERAL ELEC CO COM                Common Stock  369604103      2,098    137,825  SH        Sole                137,725          100
GERON CORP                         Common Stock  374163103         55     26,100  SH        Sole                 26,100
GILEAD SCIENCES INC COM            Common Stock  375558103        394     10,153  SH        Sole                  9,753          400
GOOGLE INC CL A                    Common Stock  38259P508        573      1,112  SH        Sole                  1,112
GT ADVANCED TECHNOLOGIES INC       Common Stock  36191U106        334     47,610  SH        Sole                 47,610
HALLIBURTON CO                     Common Stock  406216101        296      9,706  SH        Sole                  9,406          300
HANCOCK HLDG CO COM                Common Stock  410120109      1,560     58,191  SH        Sole                 58,191
HARLEY-DAVIDSON INC                Common Stock  412822108      2,170     63,200  SH        Sole                 63,200
HARRIS CP                          Common Stock  413875105      1,676     49,060  SH        Sole                 49,060
HAWAIIAN ELEC INDS COM             Common Stock  419870100        376     15,472  SH        Sole                 15,472
HEALTHWAYS, INC.                   Common Stock  422245100        108     11,000  SH        Sole                 11,000
HEWLETT PACKARD CO COM             Common Stock  428236103      1,515     67,505  SH        Sole                 67,505
HOME DEPOT INC                     Common Stock  437076102      2,484     75,575  SH        Sole                 75,075          500
HUMAN GENOME SCIENCES COM          Common Stock  444903108        140     11,000  SH        Sole                 11,000
HUNTINGTON BANCSHARES INCORPOR     Common Stock  446150104        120     25,100  SH        Sole                 25,100
HUNTSMAN CORP                      Common Stock  447011107      2,006    207,486  SH        Sole                207,486
ICAD INC COM                       Common Stock  44934S107         49    104,299  SH        Sole                104,299
IDERA PHARMACEUTICALS COM          Common Stock  45168K306         32     26,966  SH        Sole                 26,966
IMPATH INC COM                     Common Stock  45255g101          0     31,500  SH        Sole                 31,500
INCO LTD COM                       Common Stock  453258402        270     10,000  SH        Sole                 10,000
INTEL CORP COM                     Common Stock  458140100        669     31,380  SH        Sole                 30,780          600
INTRALINKS HLDGS INC COM           Common Stock  46118H104        225     30,000  SH        Sole                 30,000
JOHNSON & JOHNSON COM              Common Stock  478160104      2,682     42,108  SH        Sole                 41,808          300
JPMORGAN & CHASE & CO COM          Common Stock  46625H100      1,527     50,693  SH        Sole                 50,693
KIMBERLY CLARK                     Common Stock  494368103      2,165     30,482  SH        Sole                 30,482
KINDER MORGAN ENERGY PARTNERS,     Common Stock  494550106        260      3,800  SH        Sole                  3,800
KRAFT FOODS INC CL A               Common Stock  50075N104        387     11,528  SH        Sole                 11,528
LEVEL 3 COMMUNICTIONS COM          Common Stock  52729N100        179    120,000  SH        Sole                120,000
LIBERTY GLOBAL INC COM SER C       Common Stock  530555309        435     12,562  SH        Sole                 12,562
LUNA INOVATIONS                    Common Stock  550351100         24     20,000  SH        Sole                 20,000
MARATHON OIL CORP COM              Common Stock  565849106      1,350     62,535  SH        Sole                 62,535
MARATHON PETROLEUM CORPORATION     Common Stock  56585A102        871     32,205  SH        Sole                 32,205
MAXIM INTEGRATED PRODS INC         Common Stock  57772K101      2,380    102,036  SH        Sole                102,036
MBIA INC COM                       Common Stock  55262C100        189     26,000  SH        Sole                 26,000
MCDONALDS CORPORATION              Common Stock  580135101      2,369     26,971  SH        Sole                 26,871          100
MEMC ELECTRONIC MATERIALS, INC     Common Stock  552715104         73     14,000  SH        Sole                 14,000
MERCK & CO INC NEWCOM              Common Stock  58933Y105      1,973     60,324  SH        Sole                 60,324
METLIFE, INC. COM EQUITY UNIT      Common Stock  59156R116        238      4,200  SH        Sole                  4,200
MGIC INVT CORP WIS COM             Common Stock  552848103        111     59,500  SH        Sole                 59,500
MGM RESORTS INTERNATIONAL          Common Stock  552953101        270     29,100  SH        Sole                 29,100
MICROSOFT CORP COM                 Common Stock  594918104        530     21,300  SH        Sole                 20,800          500
MID-AMER APT CMNTYS COM            Common Stock  59522J103        220      3,660  SH        Sole                  3,660
MINATURA GOLD COM                  Common Stock  602521106          1     28,161  SH        Sole                 28,161
MOTRICITY, INC.                    Common Stock  620107102        115     68,000  SH        Sole                 68,000
MYREXIS, INC.                      Common Stock  62856h107         94     34,275  SH        Sole                 34,275
NASDAQ OMX GROUP                   Common Stock  631103108        316     13,645  SH        Sole                 13,645
NATURAL RESOURCE PARTNERS          Common Stock  63900P103        308     12,154  SH        Sole                 12,154
NEUROCRINE BIOSCIENCES             Common Stock  64125C109        209     35,000  SH        Sole                 35,000
NEW YORK CMNTY BANCORP COM         Common Stock  649445103      1,554    130,552  SH        Sole                130,552
NEXTERA ENERGY INC                 Common Stock  65339F309        224      4,527  SH        Sole                  4,527
NEXTERA ENERGY, INC.               Common Stock  65339F101        424      7,850  SH        Sole                  7,850
NORDSTROM INC                      Common Stock  655664100      2,169     47,487  SH        Sole                 47,487
NORTHROP GRUMMAN CORP COM          Common Stock  666807102      1,856     35,569  SH        Sole                 35,569
NUANCE COMMUNICATIONS COM          Common Stock  67020y100        267     13,107  SH        Sole                 13,107
NUCOR CP                           Common Stock  670346105      1,425     45,050  SH        Sole                 45,050
OMNICELL, INC.                     Common Stock  68213n109        152     11,000  SH        Sole                 11,000
PALL CORP COM                      Common Stock  696429307      1,540     36,310  SH        Sole                 36,310
PARTNERRE LTD COM                  Common Stock  G6852T105      1,929     36,912  SH        Sole                 36,912
PAYCHEX INC                        Common Stock  704326107      1,902     72,111  SH        Sole                 71,911          200
PEABODY ENERGY CORP COM            Common Stock  704549104        212      6,250  SH        Sole                  6,000          250
PEPSICO INC COM                    Common Stock  713448108      3,030     48,956  SH        Sole                 48,556          400
PFIZER INC COM                     Common Stock  717081103        705     39,851  SH        Sole                 39,051          800
PRICE T ROWE GROUP INC COM         Common Stock  74144T108        263      5,500  SH        Sole                  5,500
PROCTER & GAMBLE CO COM            Common Stock  742718109      2,508     39,689  SH        Sole                 39,689
PROLOGIS                           Common Stock  74340W103      1,740     71,756  SH        Sole                 71,756
PROTALIX BIOTHERAPEUTICS INC       Common Stock  74365A101         92     20,000  SH        Sole                 20,000
PULSE ELECTRONICS CORPORATION      Common Stock  74586W106        105     36,689  SH        Sole                 36,689
REGAL ENTERTAINMENT GROUP          Common Stock  758766109      1,964    167,332  SH        Sole                167,332
ROYAL CARIBBEAN CRUISE COM         Common Stock  V7780T103        303     14,000  SH        Sole                 14,000
RPM INTL INC COM                   Common Stock  749685103        238     12,734  SH        Sole                 12,734
SAVIENT PHARMACEUTICALS INC        Common Stock  80517Q100         74     18,000  SH        Sole                 18,000
SCHLUMBERGER LTD COM               Common Stock  806857108        331      5,535  SH        Sole                  5,535
SILICON GRAPHICS INTL CORP         Common Stock  82706L108        226     19,000  SH        Sole                 19,000
SIRIUS XM RADIO INC COM            Common Stock  82967N108        273    180,500  SH        Sole                180,500
SKYWORKS SOLUTIONS INC COM         Common Stock  83088M102        431     24,020  SH        Sole                 24,020
SPDR GOLD SHARES                   Common Stock  78463V107        697      4,410  SH        Sole                  4,410
STANDARD PACIFIC CORP.             Common Stock  85375C101        156     63,000  SH        Sole                 63,000
SUNOCO, INC.                       Common Stock  86764P109      1,680     54,175  SH        Sole                 54,175
SUPER MICRO COMPUTER INC           Common Stock  86800U104        200     16,000  SH        Sole                 16,000
SYSCO CORP                         Common Stock  871829107        362     13,980  SH        Sole                 13,980
TD AMERITRADE HLDG CP COM          Common Stock  87236y108        147     10,000  SH        Sole                 10,000
TEKELEC                            Common Stock  879101103        115     19,000  SH        Sole                 19,000
TELESTONE TECHNOLOGIES CORP.       Common Stock  87953J102        102     25,000  SH        Sole                 25,000
TELLABS INC COM                    Common Stock  879664100        236     55,000  SH        Sole                 55,000
TENET HEALTHCARE CORP COM          Common Stock  88033G100        233     56,700  SH        Sole                 56,700
TEVA PHARMACEUTCL INDS ADR         Common Stock  881624209      2,348     63,083  SH        Sole                 63,083
TUPPERWARE BRANDS CORPORATION      Common Stock  899896104      2,400     44,665  SH        Sole                 44,665
TYCO INTL LTD NEW COM              Common Stock  H89128104      1,761     43,214  SH        Sole                 43,214
UNION PACIFIC CORP                 Common Stock  907818108      1,904     23,313  SH        Sole                 23,313
UNITED PARCEL SERVICE INC          Common Stock  911312106      2,021     32,008  SH        Sole                 32,008
VERIZON COMMUNICATIONS COM         Common Stock  92343V104        352      9,558  SH        Sole                  9,558
VIMPELCOM LTD                      Common Stock  92719a106         95     10,000  SH        Sole                 10,000
VIRNETX HOLDING CORP COM STK U     Common Stock  92823T108        315     21,000  SH        Sole                 21,000
VIVUS, INC.                        Common Stock  928551100        178     22,000  SH        Sole                 22,000
WALGREEN CO COM                    Common Stock  931422109      1,143     34,750  SH        Sole                 34,750
WEYERHAEUSER CO COM                Common Stock  962166104      1,557    100,138  SH        Sole                100,138
WINDSTREAM CORP COM                Common Stock  97381W104        351     30,128  SH        Sole                 30,128
SATYAM COMP SRVCS LTD ADR          Common Stock  804098101        162     56,500  SH        Sole                 56,500
AMERICAN INTL GROUP INC WT         Common Stock  026874156        117     19,139  SH        Sole                 19,139